--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                                RWB/DFA Two-Year
                        Corporate Fixed Income Portfolio

                               Semi-Annual Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
    Statement of Net Assets.............................................     1-2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest.............................................................................  $   4,525
                                                                                           ---------

EXPENSES
    Investment Advisory Services.........................................................        118
    Accounting & Transfer Agent Fees.....................................................         38
    Client Services Fees.................................................................         26
    Custodian's Fee......................................................................          8
    Legal Fees...........................................................................          4
    Audit Fees...........................................................................          5
    Filing Fees..........................................................................         15
    Shareholders' Reports................................................................          9
    Directors' Fees and Expenses.........................................................          2
    Organizational Costs.................................................................          3
    Other................................................................................          2
                                                                                           ---------
        Total Expenses...................................................................        230
                                                                                           ---------
    NET INVESTMENT INCOME................................................................      4,295
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities...............................................        276

Change in Unrealized Appreciation (Depreciation) of Investment Securities................       (130)
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................        146
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   4,441
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                           SIX MONTHS     YEAR
                                                                              ENDED       ENDED
                                                                             MAY 31,    NOV. 30,
                                                                              1998        1997
                                                                           -----------  ---------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................   $   4,295   $   8,171
    Capital Gain Distributions Received from the DFA Investment Trust
      Company............................................................          --         651
    Net Realized Gain (Loss) on Investment Securities....................         276         (57)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities.........................................................        (130)       (945)
                                                                           -----------  ---------
        Net Increase in Net Assets Resulting from Operations.............       4,441       7,820
                                                                           -----------  ---------

Distributions From:
    Net Investment Income................................................      (4,844)     (7,543)
    Net Realized Gains...................................................         (30)       (164)
                                                                           -----------  ---------
        Total Distributions..............................................      (4,874)     (7,707)
                                                                           -----------  ---------
Capital Share Transactions (1):
    Shares Issued........................................................      28,388      59,648
    Shares Issued in Lieu of Cash Distributions..........................         223         312
    Shares Redeemed......................................................     (24,200)    (29,108)
                                                                           -----------  ---------
        Net Increase From Capital Share Transactions.....................       4,411      30,852
                                                                           -----------  ---------
        Total Increase...................................................       3,978      30,965
NET ASSETS
    Beginning of Period..................................................     153,772     122,807
                                                                           -----------  ---------
    End of Period........................................................   $ 157,750   $ 153,772
                                                                           -----------  ---------
                                                                           -----------  ---------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued........................................................       2,801       5,875
    Shares Issued in Lieu of Cash Distributions..........................          22          31
    Shares Redeemed......................................................      (2,389)     (2,866)
                                                                           -----------  ---------
                                                                                  434       3,040
                                                                           -----------  ---------
                                                                           -----------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS              YEAR                    JUNE 7
                                                        ENDED MAY 31,        ENDED NOV. 30,                 TO
                                                             1998                 1997                NOV. 30, 1996
                                                        --------------       --------------           --------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period..............          $   10.23            $    10.24               $    10.00
                                                        --------------       --------------           --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................               0.28                  0.57                     0.26
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................               0.01                 (0.01)                    0.11
                                                        --------------       --------------           --------------
  Total from Investment Operations................               0.29                  0.56                     0.37
                                                        --------------       --------------           --------------
LESS DISTRIBUTIONS
  Net Investment Income...........................              (0.32)                (0.56)                   (0.13)
  Net Realized Gains..............................                 --                 (0.01)                      --
                                                        --------------       --------------           --------------
  Total Distributions.............................              (0.32)                (0.57)                   (0.13)
                                                        --------------       --------------           --------------
Net Asset Value, End of Period....................          $   10.20            $    10.23               $    10.24
                                                        --------------       --------------           --------------
                                                        --------------       --------------           --------------
Total Return......................................               2.91%#                5.79%                    3.69%#

Net Assets, End of Period (thousands).............          $ 157,750            $  153,772               $  122,807
  Ratio of Expenses to Average Net Assets.........               0.30%*                0.34%(a)(1)              0.31%*(a)(1)
  Ratio of Net Investment Income to Average Net
    Assets........................................               5.56%*                5.83%(a)                 5.72%*(a)
  Portfolio Turnover Rate.........................               0.00%*                 N/A                      N/A
  Portfolio Turnover Rate of Master Fund Series...                N/A                147.78%                   81.97%

--------------

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997 and 1996 would have been 0.35% and 0.34%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1997 and 1996 would have been 5.82% and 5.69%, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which RWB/DFA Two-Year Corporate Fixed Income Portfolio (the "Portfolio") is presented in this report.

    As of the close of business on November 30, 1997, RWB/DFA Two-Year Corporate Fixed Income Portfolio redeemed its entire interest in The DFA Two-Year Corporate Fixed Income Series and received its share of the assets and liabilities of that series. Immediately following this transaction, that series was terminated.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reject the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the line of the respective securities. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .04% of its average daily net assets. The fee was 0.03% through March 3, 1998. RWBAS waived this fee through December 31, 1996.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation...............................  $      37
Gross Unrealized Depreciation...............................        (13)
                                                                    ---
Net.........................................................  $      24
                                                                    ---
                                                                    ---

E. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...............................................         --
Sales...................................................  $  44,590

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1998.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 155,392
Undistributed Net Investment Income....................      1,656
Undistributed Net Realized Gain........................        678
Unrealized Appreciation of Investment Securities.......         24
                                                         ---------
                                                         $ 157,750
                                                         ---------
                                                         ---------

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (49.0%)
Barton Capital Corp. C.P.
    5.570%, 06/11/98...................................  $     1,050   $  1,048,387
    5.530%, 06/15/98...................................        3,500      3,492,473
CC (USA), Inc. C.P.
    5.510%, 07/01/98...................................        1,000        995,442
    5.520%, 07/23/98...................................        3,000      2,976,340
    5.520%, 07/27/98...................................          500        495,753
Caisse D'Amortissement De Delte Sociale
    5.630%, 06/01/98...................................        2,000      2,000,000
Ciesco L.P. C.P.
    5.500%, 06/05/98...................................          500        499,693
    5.500%, 07/10/98...................................        4,000      3,976,296
Coca-Cola Co. C.P.
    5.470%, 07/09/98...................................        4,050      4,026,616
Commonwealth Bank of Australia C.P.
    5.500%, 06/04/98...................................        4,000      3,998,156
Corporate Asset Funding Corp. C.P.
    5.530%, 06/02/98...................................          500        499,923
    5.490%, 07/14/98...................................        3,000      2,980,399
Cregem North America, Inc. C.P.
    5.500%, 06/02/98...................................        4,000      3,999,385
Eksportfinans ASA C.P.
    5.480%, 06/03/98...................................        1,500      1,499,539
Enterprise Funding Corp. C.P.
    5.550%, 06/01/98...................................        1,000      1,000,000
    5.540%, 06/19/98...................................        2,043      2,037,351
    5.520%, 06/23/98...................................        1,500      1,494,931
Equipment Intermediation Partnership C.P.
    5.540%, 07/08/98...................................        4,500      4,474,665
Ford Motor Credit Corp. C.P.
    5.510%, 06/05/98...................................        1,500      1,499,073
General Electric Capital Corp. C.P.
    5.530%, 06/10/98...................................          500        499,309
    5.520%, 07/07/98...................................          500        497,265
Hahn Issuing Corp. C.P.
    5.540%, 06/29/98...................................        2,000      1,991,475
Louis Dreyfus Corp. C.P.
    5.530%, 06/18/98...................................          500        498,699
    5.520%, 06/25/98...................................          900        896,694
Metlife Funding, Inc. C.P.
    5.490%, 06/26/98...................................          500        498,090
National Rural Utilities Cooperative Finance Corp. C.P.
    5.520%, 06/05/98...................................        1,500      1,499,073
Paccar Financial Corp. C.P.
    5.480%, 06/04/98...................................        1,050      1,049,516
Sheffield Receivables Corp. C.P.
    5.540%, 06/01/98...................................        4,000      4,000,000
    5.510%, 06/29/98...................................          500        497,873
Shell Financial U.K. P.L.C. C.P.
    5.490%, 07/10/98...................................        4,000      3,976,296
Sigma Finance Corp. C.P.
    5.510%, 06/10/98...................................        4,000      3,994,470
    5.530%, 06/29/98...................................          500        497,873

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Teco Financial, Inc. C.P.
    5.480%, 07/02/98...................................  $     4,000   $  3,981,055
Toyota Motor Credit Corp. C.P.
    5.500%, 06/08/98...................................        1,000        998,925
USAA Capital Corp. C.P.
    5.500%, 07/02/98...................................        4,500      4,478,804
Windmill Funding Corp. C.P.
    5.530%, 06/01/98...................................        1,000      1,000,000
    5.520%, 06/05/98...................................        1,000        999,386
    5.550%, 06/15/98...................................        2,000      1,995,699
    5.510%, 06/24/98...................................          500        498,243
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $77,342,076)...................................                  77,343,167
                                                                       ------------
BONDS -- (26.9%)
Canada (Government of) Bonds
    6.400%, 09/10/98...................................        3,300      3,308,250
Coca-Cola Co., Inc. Corporate Bonds
    7.875%, 09/15/98...................................        2,625      2,637,573
FCC National Bank Medium Term Notes
    6.144%, 10/30/98...................................        3,000      3,001,410
Ford Motor Credit Co. Corporate Bonds
    9.250%, 06/15/98...................................        3,000      3,003,240
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        3,700      3,724,789
Manitoba (Province of)
    9.500%, 09/15/98...................................        3,400      3,434,000
Michigan Bell Telephone Medium Term Notes
    9.250%, 11/15/98...................................        1,760      1,786,400
Morgan (J.P.) & Co., Inc. Corporate Bonds
    6.362%, 08/05/98...................................        3,000      3,001,770
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    6.875%, 06/15/98...................................        3,000      3,001,278
Paccar Financial Corp. Medium Term Notes
    7.320%, 07/15/98...................................        3,000      3,004,350
Pepsico, Inc. Corporate Bonds
    7.625%, 11/01/98...................................        2,000      2,011,240
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................        3,000      3,004,440
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................        3,500      3,489,184
St. Paul Companies, Inc. Medium Term Notes
    8.350%, 08/27/98...................................        1,500      1,508,460
UBS Finance, Inc. Medium Term Notes
    6.200%, 10/01/98...................................        2,500      2,503,125
                                                                       ------------
TOTAL BONDS
  (Cost $42,405,971)...................................                  42,419,509
                                                                       ------------

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------

                                                            (000)
CERTIFICATES OF DEPOSIT -- (17.2%)
ABN-AMRO North American Certificate of Deposit
    5.710%, 10/09/98...................................  $     2,500   $  2,499,500
Bank of Nova Scotia Certificate of Deposit
    5.830%, 10/01/98...................................        4,000      4,001,600
Canadian Bank Certificate of Deposit
    5.795%, 10/06/98...................................        3,000      3,000,600
Deutsche Bank AG Certificates of Deposit
    5.820%, 05/03/99...................................        4,550      4,550,910
Dresdner Bank AG Certificate of Deposit
    5.950%, 10/20/98...................................        4,000      3,998,000
National Australia Bank Certificate of Deposit
    5.850%, 10/05/98...................................        3,000      3,001,200
Societe Generale Certificate of Deposit
    5.960%, 09/15/98...................................        3,000      2,997,900
Swiss Bank Certificate of Deposit
    5.805%, 10/01/98...................................        3,000      3,000,900
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $27,045,589)...................................                  27,050,610
                                                                       ------------
AGENCY OBLIGATIONS -- (3.2%)
Student Loan Marketing Association
    6.250%, 06/30/98
      (Cost $4,999,449)................................        5,000      5,002,350
                                                                       ------------
SUPRANATIONAL OBLIGATIONS -- (1.9%)
Inter-American Development Bank
    9.450%, 09/15/98
      (Cost $3,028,687)................................        3,000      3,030,000
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/01/98 (Collateralized by U.S. Treasury Notes
   5.875%, 08/31/99, valued at $1,175,213) to be
   repurchased at $1,150,503.
   (Cost $1,150,000)...................................        1,150      1,150,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.9%)
  (Cost $155,971,772)++................................                 155,995,636
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.1%)
 Interest Receivable...................................                   1,819,620
 Other Assets..........................................                      78,536
 Payable for Fund Shares Redeemed......................                    (122,060)
 Other Liabilities.....................................                     (21,444)
                                                                       ------------
                                                                          1,754,652
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 15,464,496
  Outstanding $0.01 Par Value Shares
  (100,000,000 Shares Authorized)......................                $157,750,288
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.20
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

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